Offerings - Offering: 1	Jun. 30, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $5.00 per share
Amount Registered | shares	30,341,050
Proposed Maximum Offering Price per Unit	0
Maximum Aggregate Offering Price	$ 4,046,889,148.97
Fee Rate	0.01476%
Amount of Registration Fee	$ 597,320.84
Offering Note
(1)
The amount registered represents the estimated maximum number of shares of common stock, par value $5.00 per share (the “Boeing Common Stock”), of The Boeing Company (the “Registrant”) to be issued upon the completion of the merger (the “Merger”) and other transactions contemplated by the Agreement and Plan of Merger (the “Merger Agreement”), dated June 30, 2024, among the Registrant, Spirit AeroSystems Holdings, Inc., a Delaware corporation (“Spirit”), and Sphere Acquisition Corp., a Delaware corporation and wholly owned direct subsidiary of the Registrant, and is estimated as the product of (a) the maximum exchange ratio in the Merger Agreement of 0.2500 multiplied by (b) 121,364,197 shares of Class A Common Stock, par value $0.01 of Spirit (“Spirit Common Stock”), which is the sum of (i) 116,619,149 shares of Spirit Common Stock outstanding as of June 26, 2024; (ii) 3,257,517 shares of Spirit Common Stock underlying certain Restricted Stock Units and Performance Stock Units of Spirit outstanding as of August 8, 2024 (assuming award pay-outs
based on maximum performance having been achieved); (iii) 1,328,010 shares of Spirit Common Stock underlying equity awards expected to be granted prior to the closing of the Merger under Spirit’s 2014 Omnibus Incentive Plan and (iv) 159,521 shares of Spirit Common Stock expected to be issued prior to the closing of the Merger under the Spirit Employee Stock Purchase Plan.

The maximum aggregate offering price is estimated solely for purposes of calculating the registration fee required by Section 6(b) of the Securities Act of 1933, as amended (the “Securities Act”), and calculated pursuant to Rule 457(c) and Rule 457(f)(1) under the Securities Act. Such amount was calculated as the product of (i) $33.35, the average of the high and low prices per share of Spirit Common Stock as of August 6, 2024, which is within five business days prior to the filing of this Registration Statement on
Form S-4,
and (ii) 121,364,197, the estimated maximum number of shares of Spirit Common Stock that may be exchanged for Boeing Common Stock, calculated as described above.